One Financial Way

Cincinnati, Ohio 45242

Telephone: 513-794-6100

May 3, 2021

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re: The Ohio National Life Insurance Company

Ohio National Variable Account A (“Registrant”)

Post-Effective Amendment No. 50 to Form N-4 (File No. 333-52006; 811-1978)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 28, 2021.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel